Citigroup Mortgage Loan Trust 2021-RP1 ABS-15G

Exhibit 99.2 - Schedule 2(a)

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Credit	3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	16	0	0	0	0	16
		Cease and Desist Request Received From Mortgagor or 3rd Party	5	0	0	0	0	5
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	4	0	0	0	0	4
		Title Issue -	4	0	0	0	0	4
		Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	2	0	0	0	0	2
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	1	0	0	0	0	1
		Delinquent HOA Fees	1	0	0	0	0	1
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	1	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	34	0	0	0	0	34